Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Holding I is a party to a Transaction and Monitoring Fee Agreement with MSPE and Graycliff. In consideration of services provided, Holding I pays an annual monitoring fee of $0.8 million to MSPE and $0.2 million to Graycliff, on a quarterly basis. During each of the 12-week periods ended October 5, 2013 and October 6, 2012, monitoring fees of $0.2 million were paid. During each of the 40-week periods ended October 5, 2013 and October 6, 2012, monitoring fees of $0.7 million were paid. These fees are included in administrative expenses in the condensed consolidated statements of comprehensive (loss) income.

13. RELATED PARTY TRANSACTIONS

During Fiscal 2010, the Company entered into a $25.0 million Bridge Loan with Morgan Stanley Senior Funding, Inc. (an affiliate of MSPE) and Banc of America Bridge LLC, as discussed in Note 6. This Bridge Loan was repaid in full during Fiscal 2010. Also during Fiscal 2010, the Company received $30.0 million from the issuance of common stock to related parties, as discussed in Note 12.

Holding I is a party to a Transaction and Monitoring Fee Agreement with MSPE and Graycliff. In consideration of services provided, the Company pays an annual monitoring fee of $0.8 million to MSPE and $0.2 million to Graycliff, on a quarterly basis. Monitoring fees of $1.0 million were paid during Fiscal 2012, Fiscal 2011 and Fiscal 2010. These fees are included in administrative expenses in the consolidated statements of comprehensive (loss) income.